Details of Significant Accounts - Financial liabilities at FV, schedule of movement in all kinds of Perfect warrants (Details) - Warrant liabilities - shares shares in Thousands	Jun. 30, 2024	Dec. 31, 2023
Warrants
Perfect warrants outstanding (in shares)	20,850
Public Warrants
Warrants
Perfect warrants outstanding (in shares)	12,750	12,750
Private Placement Warrants
Warrants
Perfect warrants outstanding (in shares)	6,600	6,600
Forward Purchase Warrants
Warrants
Perfect warrants outstanding (in shares)	1,500	1,500